NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide Provident VA Separate Account A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio March 13, 2014

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
15,630 shares (cost $463,070)	$510,172
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
30,381 shares (cost $742,361)	1,339,206
Growth Series - Service Class (MEGSS)
3,519 shares (cost $78,768)	134,496
Investors Trust Series - Service Class (MVITSC)
7,574 shares (cost $139,243)	225,105
New Discovery Series - Service Class (MNDSC)
7,490 shares (cost $103,376)	157,444
Research Series - Service Class (MVRSC)
5,652 shares (cost $98,049)	161,039
NVIT Emerging Markets Fund - Class III (GEM3)
6,340 shares (cost $75,907)	74,683
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
784 shares (cost $7,288)	11,827
NVIT Nationwide Fund - Class IV (TRF4)
212,664 shares (cost $2,166,529)	2,802,906
NVIT Government Bond Fund - Class IV (GBF4)
165,854 shares (cost $1,965,146)	1,789,569
American Century NVIT Growth Fund - Class IV (CAF4)
84,786 shares (cost $998,257)	1,705,044
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
162,298 shares (cost $1,529,529)	2,096,889
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
43,904 shares (cost $397,450)	507,965
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
160,229 shares (cost $1,897,767)	1,860,263
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
287,630 shares (cost $2,273,544)	3,957,795
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
5,026 shares (cost $53,043)	66,546
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
143,200 shares (cost $1,307,108)	2,354,214
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
70,663 shares (cost $1,050,623)	1,945,357
NVIT S&P 500 Index Fund - Class IV (GVEX4)
908,811 shares (cost $7,713,097)	11,696,399
NVIT Large Cap Growth Fund - Class I (NVOLG1)
434,668 shares (cost $6,617,555)	10,210,356
NVIT Large Cap Growth Fund - Class II (NVOLG2)
47,722 shares (cost $722,634)	1,117,646
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
103,777 shares (cost $1,055,057)	1,607,506
NVIT Money Market Fund - Class IV (SAM4)
7,124,784 shares (cost $7,124,784)	7,124,784

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Growth and Income Portfolio - Initial Shares (DGI)
	49,273 shares (cost $878,367)	$1,474,255
Variable Series I - DWS Bond VIP - Class A (SVSB1)
	176,642 shares (cost $1,023,110)	973,296
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
	110,214 shares (cost $808,463)	1,271,868
Variable Series I - DWS International VIP - Class A (SVSI1)
	86,895 shares (cost $910,460)	787,269
Managed Volatility Fund II (FVU2)
	36,075 shares (cost $319,620)	407,643
Fund for US Government Securities II (FVUS2)
	70,457 shares (cost $791,586)	771,501
Equity-Income Portfolio - Initial Class (FEIP)
	310,724 shares (cost $6,622,067)	7,236,765
High Income Portfolio - Initial Class (FHIP)
	225,791 shares (cost $1,134,513)	1,309,586
VIP Asset Manager Portfolio - Initial Class (FAMP)
	156,534 shares (cost $2,186,506)	2,698,651
VIP Growth Portfolio - Initial Class (FGP)
	169,682 shares (cost $5,279,023)	9,695,616
VIP Growth Portfolio - Service Class 2 (FG2)
	14,243 shares (cost $488,352)	805,727
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
	24,526 shares (cost $317,445)	303,141
VIP Overseas Portfolio - Initial Class (FOP)
	11,433 shares (cost $191,735)	235,982
VIP Overseas Portfolio - Service Class 2 (FO2)
	15,736 shares (cost $208,486)	322,115
Short Duration Bond Portfolio - I Class Shares (AMTB)
	12,445 shares (cost $138,502)	134,153
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
	7,606 shares (cost $66,921)	114,397
High Yield Portfolio - Administrative Class (PMVHYA)
	63,798 shares (cost $468,336)	514,848
Total Return Portfolio - Administrative Class (PMVTRA)
	60,878 shares (cost $675,678)	668,446
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
	49,774 shares (cost $579,086)	527,606
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
	127,517 shares (cost $1,364,026)	1,900,002
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
	39,382 shares (cost $1,204,541)	1,236,216
Advantage VT Discovery Fund (SVDF)
	29,485 shares (cost $580,068)	1,037,864
Advantage VT Opportunity Fund - Class 2 (SVOF)
	30,331 shares (cost $469,981)	793,149

Total Investments		$88,677,307

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Other Accounts Receivable	4,743
Accounts Receivable-Growth Series - Service Class (MEGSS)	242
Accounts Receivable-Investors Trust Series - Service Class (MVITSC)	317
Accounts Receivable-NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	722
Accounts Receivable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	307
Accounts Receivable-Variable Series I - DWS Bond VIP - Class A (SVSB1)	279
Accounts Receivable-Managed Volatility Fund II (FVU2)	587
Accounts Receivable-VIP Growth Portfolio - Service Class 2 (FG2)	320
Accounts Receivable-VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	89
Accounts Receivable-VIP Overseas Portfolio - Initial Class (FOP)	456
Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	168
Accounts Receivable-High Yield Portfolio - Administrative Class (PMVHYA)	152
Accounts Receivable-VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	813
Accounts Receivable-Advantage VT Discovery Fund (SVDF)	293

Accounts Payable-New Discovery Series - Service Class (MNDSC)	(224)
Accounts Payable-Research Series - Service Class (MVRSC)	(128)
Accounts Payable-Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	(14)
Accounts Payable-Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	(326)
Accounts Payable-Short Duration Bond Portfolio - I Class Shares (AMTB)	(74)
Accounts Payable-Total Return Portfolio - Administrative Class (PMVTRA)	(352)
Accounts Payable-VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	(333)
Accounts Payable-VIP Trust Emerging Markets Fund - Initial Class (VWEM)	(531)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(236)

$88,684,577

Contract Owners’ Equity:
Accumulation units	88,684,577

Total Contract Owners’ Equity (note 6)	$88,684,577

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	AASCO	DSRG	MEGSS	MVITSC	MNDSC	MVRSC	GEM3
Reinvested dividends	$1,076,609	-	16,190	165	2,161	-	494	867
Mortality and expense risk charges (note 4b)	(1,208,307)	(6,625)	(17,811)	(1,836)	(3,088)	(2,323)	(2,281)	(1,166)

Net investment income (loss)	(131,698)	(6,625)	(1,621)	(1,671)	(927)	(2,323)	(1,787)	(299)

Realized gain (loss) on investments	2,589,215	4,071	93,678	6,926	8,894	20,265	8,185	6,444
Change in unrealized gain (loss) on investments	14,499,482	71,718	260,644	32,651	49,107	34,857	35,355	(6,059)

Net gain (loss) on investments	17,088,697	75,789	354,322	39,577	58,001	55,122	43,540	385

Reinvested capital gains	880,264	62,104	-	1,008	-	1,440	412	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,837,263	131,268	352,701	38,914	57,074	54,239	42,165	86

Investment Activity:	NVNSR1	TRF4	GBF4	CAF4	GVIDM	GVDIV3	GVDIV4	NVMMG1
Reinvested dividends	$86	34,518	36,090	10,600	33,776	10,991	39,919	-
Mortality and expense risk charges (note 4b)	(144)	(35,206)	(28,729)	(22,563)	(28,088)	(6,618)	(26,109)	(50,669)

Net investment income (loss)	(58)	(688)	7,361	(11,963)	5,688	4,373	13,810	(50,669)

Realized gain (loss) on investments	47	11,073	(29,576)	123,591	92,931	(213)	(351,542)	255,546
Change in unrealized gain (loss) on investments	3,199	658,998	(117,170)	283,982	189,232	82,459	663,150	671,152

Net gain (loss) on investments	3,246	670,071	(146,746)	407,573	282,163	82,246	311,608	926,698

Reinvested capital gains	-	-	21,223	-	-	-	-	263,453

Net increase (decrease) in contract owners’ equity resulting from operations	$3,188	669,383	(118,162)	395,610	287,851	86,619	325,418	1,139,482

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMMV2	SCVF4	SCF4	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4
Reinvested dividends	$717	17,688	2,676	199,809	71,269	5,387	-	-
Mortality and expense risk charges (note 4b)	(763)	(32,842)	(26,158)	(152,456)	(129,812)	(15,575)	(22,655)	(111,223)

Net investment income (loss)	(46)	(15,154)	(23,482)	47,353	(58,543)	(10,188)	(22,655)	(111,223)

Realized gain (loss) on investments	1,135	187,422	85,975	695,003	300,998	84,564	33,931	-
Change in unrealized gain (loss) on investments	10,942	593,066	552,594	2,100,165	2,526,805	252,157	459,961	-

Net gain (loss) on investments	12,077	780,488	638,569	2,795,168	2,827,803	336,721	493,892	-

Reinvested capital gains	2,753	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,784	765,334	615,087	2,842,521	2,769,260	326,533	471,237	(111,223)

Investment Activity:	DGI	SVSB1	SVSGI1	SVSI1	FVU2	FVUS2	FEIP	FHIP
Reinvested dividends	$12,152	40,094	17,188	41,489	13,380	30,655	169,339	75,102
Mortality and expense risk charges (note 4b)	(19,105)	(14,899)	(16,607)	(10,737)	(5,981)	(12,365)	(98,455)	(19,609)

Net investment income (loss)	(6,953)	25,195	581	30,752	7,399	18,290	70,884	55,493

Realized gain (loss) on investments	17,340	(46,381)	(13,844)	(7,519)	33,697	(2,100)	(139,821)	(43)
Change in unrealized gain (loss) on investments	394,718	(26,829)	372,333	106,743	36,563	(48,284)	1,243,249	6,720

Net gain (loss) on investments	412,058	(73,210)	358,489	99,224	70,260	(50,384)	1,103,428	6,677

Reinvested capital gains	-	-	-	-	-	-	449,638	-

Net increase (decrease) in contract owners’ equity resulting from operations	$405,105	(48,015)	359,070	129,976	77,659	(32,094)	1,623,950	62,170

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FAMP	FGP	FG2	FIGBP	FOP	FO2	AMTB	AMTP
Reinvested dividends	$40,823	24,992	339	7,208	2,944	3,268	2,883	1,281
Mortality and expense risk charges (note 4b)	(37,403)	(123,753)	(12,107)	(5,048)	(3,021)	(4,413)	(2,175)	(1,521)

Net investment income (loss)	3,420	(98,761)	(11,768)	2,160	(77)	(1,145)	708	(240)

Realized gain (loss) on investments	24,276	607,845	110,956	5,358	(13,875)	(4,515)	(7,139)	6,478
Change in unrealized gain (loss) on investments	315,621	2,093,493	148,199	(23,466)	67,978	83,265	5,148	21,398

Net gain (loss) on investments	339,897	2,701,338	259,155	(18,108)	54,103	78,750	(1,991)	27,876

Reinvested capital gains	6,327	5,950	516	3,697	807	1,126	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$349,644	2,608,527	247,903	(12,251)	54,833	78,731	(1,283)	27,636

Investment Activity:	PMVHYA	PMVTRA	VWBF	VWEM	VWHA	SVDF	SVOF
Reinvested dividends	$33,326	15,019	18,571	32,193	9,381	70	1,509
Mortality and expense risk charges (note 4b)	(8,577)	(9,611)	(9,002)	(27,424)	(17,924)	(13,319)	(10,511)

Net investment income (loss)	24,749	5,408	9,569	4,769	(8,543)	(13,249)	(9,002)

Realized gain (loss) on investments	36,541	5,691	2,666	183,292	32,318	89,961	28,685
Change in unrealized gain (loss) on investments	(34,943)	(40,110)	(89,400)	7,968	54,680	226,722	168,751

Net gain (loss) on investments	1,598	(34,419)	(86,734)	191,260	86,998	316,683	197,436

Reinvested capital gains	-	5,822	150	-	26,817	27,021	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,347	(23,189)	(77,015)	196,029	105,272	330,455	188,434

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		AASCO		DSRG		MEGSS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(131,698)	(101,510)	(6,625)	(7,111)	(1,621)	(7,010)	(1,671)	(1,548)
Realized gain (loss) on investments	2,589,215	1,110,096	4,071	25,502	93,678	124,542	6,926	3,345
Change in unrealized gain (loss) on investments	14,499,482	7,736,428	71,718	(72,873)	260,644	13,922	32,651	12,788
Reinvested capital gains	880,264	1,196,846	62,104	107,035	-	-	1,008	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,837,263	9,941,860	131,268	52,553	352,701	131,454	38,914	14,585

Equity transactions:
Purchase payments received from contract owners (note 4a)	209,456	169,630	82	428	10,791	892	(278)	(245)
Transfers between subaccounts (including fixed account), net	(312,891)	(22,239)	21,842	(79,754)	(5,926)	(45,012)	(2,275)	237
Redemptions (note 4a)	(13,936,741)	(14,048,805)	(92,670)	(59,598)	(182,786)	(235,810)	(16,137)	-
Net policy repayments (loans) (note 3)	(47,360)	(4,839)	(226)	(104)	(306)	(160)	-	-
Administrative charges (note 4c)	(8,689)	(9,005)	(76)	(53)	(124)	(229)	(20)	-
Adjustments to maintain reserves	6,705	31,451	(135)	427	80	(332)	281	94

Net equity transactions	(14,089,520)	(13,883,807)	(71,183)	(138,654)	(178,271)	(280,651)	(18,429)	86

Net change in contract owners’ equity	3,747,743	(3,941,947)	60,085	(86,101)	174,430	(149,197)	20,485	14,671
Contract owners’ equity beginning of period	84,936,834	88,878,781	450,166	536,267	1,164,602	1,313,799	114,253	99,582

Contract owners’ equity end of period	$88,684,577	84,936,834	510,251	450,166	1,339,032	1,164,602	134,738	114,253

CHANGES IN UNITS:
Beginning units	104,283	119,743	563	744	1,022	1,273	323	325
Units purchased	1,775	7,814	23	4	9	5	-	63
Units redeemed	(16,870)	(23,274)	(104)	(185)	(144)	(256)	(40)	(65)

Ending units	89,188	104,283	482	563	887	1,022	283	323

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MVITSC		MNDSC		MVRSC		GEM3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(927)	(1,446)	(2,323)	(2,389)	(1,787)	(1,120)	(299)	(1,124)
Realized gain (loss) on investments	8,894	6,793	20,265	18,576	8,185	510	6,444	2,028
Change in unrealized gain (loss) on investments	49,107	28,927	34,857	744	35,355	20,024	(6,059)	16,797
Reinvested capital gains	-	-	1,440	14,524	412	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	57,074	34,274	54,239	31,455	42,165	19,414	86	17,701

Equity transactions:
Purchase payments received from contract owners (note 4a)	(535)	(547)	(356)	(356)	(300)	(272)	(37)	(55)
Transfers between subaccounts (including fixed account), net	7,944	(495)	(2,914)	(393)	3,827	(122)	(91)	3,452
Redemptions (note 4a)	(38,091)	(46,965)	(35,251)	(82,171)	(26,109)	(5,474)	(45,214)	(15,014)
Net policy repayments (loans) (note 3)	-	-	-	-	-	-	-	-
Administrative charges (note 4c)	-	(14)	-	(15)	-	(8)	(13)	(2)
Adjustments to maintain reserves	255	247	(412)	282	48	(200)	(172)	174

Net equity transactions	(30,427)	(47,774)	(38,933)	(82,653)	(22,534)	(6,076)	(45,527)	(11,445)

Net change in contract owners’ equity	26,647	(13,500)	15,306	(51,198)	19,631	13,338	(45,441)	6,256
Contract owners’ equity beginning of period	198,775	212,275	141,914	193,112	141,280	127,942	120,115	113,859

Contract owners’ equity end of period	$225,422	198,775	157,220	141,914	160,911	141,280	74,674	120,115

CHANGES IN UNITS:
Beginning units	370	463	225	365	296	309	334	366
Units purchased	12	1	-	-	7	1	-	11
Units redeemed	(59)	(94)	(46)	(140)	(44)	(14)	(125)	(43)

Ending units	323	370	179	225	259	296	209	334

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVNSR1		TRF4		GBF4		CAF4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(58)	(83)	(688)	542	7,361	20,901	(11,963)	(13,631)
Realized gain (loss) on investments	47	1,204	11,073	1,464	(29,576)	20,903	123,591	82,307
Change in unrealized gain (loss) on investments	3,199	42	658,998	299,986	(117,170)	(86,177)	283,982	120,273
Reinvested capital gains	-	-	-	-	21,223	89,616	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,188	1,163	669,383	301,992	(118,162)	45,243	395,610	188,949

Equity transactions:
Purchase payments received from contract owners (note 4a)	(8)	(16)	1,966	2,285	3,496	(849)	9,184	10,842
Transfers between subaccounts (including fixed account), net	-	-	(8,683)	(25,507)	(194,254)	79,365	(19,306)	17,495
Redemptions (note 4a)	-	(6,036)	(267,372)	(347,831)	(618,286)	(536,558)	(251,243)	(177,853)
Net policy repayments (loans) (note 3)	-	-	(201)	(118)	(1,336)	(199)	(1,183)	(157)
Administrative charges (note 4c)	-	-	(223)	(356)	(390)	(245)	(102)	(127)
Adjustments to maintain reserves	1	127	429	(140)	252	15,704	28	(301)

Net equity transactions	(7)	(5,925)	(274,084)	(371,667)	(810,518)	(442,782)	(262,622)	(150,101)

Net change in contract owners’ equity	3,181	(4,762)	395,299	(69,675)	(928,680)	(397,539)	132,988	38,848
Contract owners’ equity beginning of period	8,632	13,394	2,407,632	2,477,307	2,718,174	3,115,713	1,571,874	1,533,026

Contract owners’ equity end of period	$11,813	8,632	2,802,931	2,407,632	1,789,494	2,718,174	1,704,862	1,571,874

CHANGES IN UNITS:
Beginning units	17	29	7,249	8,168	3,275	3,716	2,693	2,953
Units purchased	-	-	4	7	82	225	20	106
Units redeemed	-	(12)	(425)	(926)	(895)	(666)	(430)	(366)

Ending units	17	17	6,828	7,249	2,462	3,275	2,283	2,693

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDM		GVDIV3		GVDIV4		NVMMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,688	5,780	4,373	(4,905)	13,810	(19,666)	(50,669)	(48,195)
Realized gain (loss) on investments	92,931	50,023	(213)	(84,839)	(351,542)	(301,469)	255,546	216,413
Change in unrealized gain (loss) on investments	189,232	114,660	82,459	156,628	663,150	593,076	671,152	(52,083)
Reinvested capital gains	-	-	-	-	-	-	263,453	314,293

Net increase (decrease) in contract owners’ equity resulting from operations	287,851	170,463	86,619	66,884	325,418	271,941	1,139,482	430,428

Equity transactions:
Purchase payments received from contract owners (note 4a)	10,678	12,378	2,782	5,163	(889)	(1,535)	10,682	1,769
Transfers between subaccounts (including fixed account), net	136,635	(8,559)	14,916	(3,062)	(8,018)	(26,640)	(28,700)	(16,251)
Redemptions (note 4a)	(250,528)	(168,922)	(32,661)	(132,234)	(382,177)	(295,844)	(439,507)	(483,638)
Net policy repayments (loans) (note 3)	(1,530)	(63)	(175)	(1)	(6,084)	(24)	(8,913)	(155)
Administrative charges (note 4c)	(178)	(81)	(28)	(61)	(175)	(200)	(219)	(281)
Adjustments to maintain reserves	(32)	20,385	98	(127)	708	78	267	66

Net equity transactions	(104,955)	(144,862)	(15,068)	(130,322)	(396,635)	(324,165)	(466,390)	(498,490)

Net change in contract owners’ equity	182,896	25,601	71,551	(63,438)	(71,217)	(52,224)	673,092	(68,062)
Contract owners’ equity beginning of period	1,914,088	1,888,487	436,492	499,930	1,932,202	1,984,426	3,285,249	3,353,311

Contract owners’ equity end of period	$2,096,984	1,914,088	508,043	436,492	1,860,985	1,932,202	3,958,341	3,285,249

CHANGES IN UNITS:
Beginning units	9,053	9,278	824	1,091	2,144	2,490	5,866	6,503
Units purchased	-	1,837	41	20	8	4	-	103
Units redeemed	(145)	(2,062)	(64)	(287)	(373)	(350)	(972)	(740)

Ending units	8,908	9,053	801	824	1,779	2,144	4,894	5,866

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMV2		SCVF4		SCF4		GVEX4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(46)	(71)	(15,154)	(13,162)	(23,482)	(24,757)	47,353	47,739
Realized gain (loss) on investments	1,135	99	187,422	(71,279)	85,975	(160,355)	695,003	741,931
Change in unrealized gain (loss) on investments	10,942	1,081	593,066	473,273	552,594	444,540	2,100,165	610,535
Reinvested capital gains	2,753	3,332	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,784	4,441	765,334	388,832	615,087	259,428	2,842,521	1,400,205

Equity transactions:
Purchase payments received from contract owners (note 4a)	(52)	(24)	509	347	9,827	6,296	28,607	36,336
Transfers between subaccounts (including fixed account), net	15,952	2,428	58,290	(47,082)	(20,812)	(13,716)	213,610	(87,775)
Redemptions (note 4a)	-	-	(702,205)	(348,506)	(496,084)	(514,167)	(1,334,017)	(1,832,534)
Net policy repayments (loans) (note 3)	-	-	(36)	(52)	(176)	(161)	(4,822)	(1,095)
Administrative charges (note 4c)	-	-	(476)	(118)	(186)	(208)	(943)	(1,334)
Adjustments to maintain reserves	237	214	(104)	53	410	(79)	1,374	(660)

Net equity transactions	16,137	2,618	(644,022)	(395,358)	(507,021)	(522,035)	(1,096,191)	(1,887,062)

Net change in contract owners’ equity	30,921	7,059	121,312	(6,526)	108,066	(262,607)	1,746,330	(486,857)
Contract owners’ equity beginning of period	35,932	28,873	2,232,840	2,239,366	1,837,574	2,100,181	9,951,689	10,438,546

Contract owners’ equity end of period	$66,853	35,932	2,354,152	2,232,840	1,945,640	1,837,574	11,698,019	9,951,689

CHANGES IN UNITS:
Beginning units	64	59	2,541	3,030	2,250	2,929	6,116	7,321
Units purchased	25	5	95	5	20	30	206	194
Units redeemed	-	-	(701)	(494)	(556)	(709)	(802)	(1,399)

Ending units	89	64	1,935	2,541	1,714	2,250	5,520	6,116

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVOLG1		NVOLG2		EIF4		SAM4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(58,543)	(60,701)	(10,188)	(12,292)	(22,655)	(3,313)	(111,223)	(119,549)
Realized gain (loss) on investments	300,998	104,503	84,564	27,595	33,931	(31,830)	-	-
Change in unrealized gain (loss) on investments	2,526,805	1,315,126	252,157	180,739	459,961	293,893	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,769,260	1,358,928	326,533	196,042	471,237	258,750	(111,223)	(119,549)

Equity transactions:
Purchase payments received from contract owners (note 4a)	17,535	15,567	(1,791)	(1,961)	2,440	1,335	38,115	26,601
Transfers between subaccounts (including fixed account), net	(81,611)	(109,479)	(11,977)	(5,106)	62,903	5,729	(180,055)	848,467
Redemptions (note 4a)	(1,044,601)	(925,652)	(334,735)	(290,067)	(553,497)	(334,549)	(1,242,474)	(1,447,841)
Net policy repayments (loans) (note 3)	(642)	(358)	-	-	(1,726)	(111)	(1,274)	(329)
Administrative charges (note 4c)	(799)	(832)	(53)	(125)	(388)	(144)	(770)	(756)
Adjustments to maintain reserves	728	(344)	46	462	(206)	35	(188)	(1,472)

Net equity transactions	(1,109,390)	(1,021,098)	(348,510)	(296,797)	(490,474)	(327,705)	(1,386,646)	(575,330)

Net change in contract owners’ equity	1,659,870	337,830	(21,977)	(100,755)	(19,237)	(68,955)	(1,497,869)	(694,879)
Contract owners’ equity beginning of period	8,551,738	8,213,908	1,139,889	1,240,644	1,626,570	1,695,525	8,622,762	9,317,641

Contract owners’ equity end of period	$10,211,608	8,551,738	1,117,912	1,139,889	1,607,333	1,626,570	7,124,893	8,622,762

CHANGES IN UNITS:
Beginning units	10,920	12,275	1,469	1,867	2,320	2,825	12,783	13,619
Units purchased	-	710	-	371	127	35	691	1,838
Units redeemed	(1,247)	(2,065)	(397)	(769)	(733)	(540)	(2,761)	(2,674)

Ending units	9,673	10,920	1,072	1,469	1,714	2,320	10,713	12,783

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DGI		SVSB1		SVSGI1		SVSI1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(6,953)	472	25,195	38,455	581	(914)	30,752	5,806
Realized gain (loss) on investments	17,340	2,263	(46,381)	(21,402)	(13,844)	(15,934)	(7,519)	(13,399)
Change in unrealized gain (loss) on investments	394,718	191,269	(26,829)	57,997	372,333	168,473	106,743	137,302
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	405,105	194,004	(48,015)	75,050	359,070	151,625	129,976	129,709

Equity transactions:
Purchase payments received from contract owners (note 4a)	562	(308)	(200)	(442)	1,718	780	(394)	(564)
Transfers between subaccounts (including fixed account), net	(6,939)	(20,049)	6,901	3,624	(18,498)	(14,614)	(22,536)	(14,603)
Redemptions (note 4a)	(201,597)	(120,634)	(200,124)	(103,690)	(195,879)	(125,234)	(84,512)	(81,122)
Net policy repayments (loans) (note 3)	-	-	(2,042)	(17)	(1,292)	(111)	(71)	(8)
Administrative charges (note 4c)	(147)	(146)	(64)	(78)	(95)	(115)	(82)	(63)
Adjustments to maintain reserves	368	(848)	(56)	(15)	(668)	562	282	(336)

Net equity transactions	(207,753)	(141,985)	(195,585)	(100,618)	(214,714)	(138,732)	(107,313)	(96,696)

Net change in contract owners’ equity	197,352	52,019	(243,600)	(25,568)	144,356	12,893	22,663	33,013
Contract owners’ equity beginning of period	1,276,833	1,224,814	1,217,175	1,242,743	1,127,186	1,114,293	764,783	731,770

Contract owners’ equity end of period	$1,474,185	1,276,833	973,575	1,217,175	1,271,542	1,127,186	787,446	764,783

CHANGES IN UNITS:
Beginning units	1,104	1,233	1,376	1,493	1,078	1,217	1,034	1,177
Units purchased	2	1	24	8	2	4	1	-
Units redeemed	(161)	(130)	(249)	(125)	(182)	(143)	(137)	(143)

Ending units	945	1,104	1,151	1,376	898	1,078	898	1,034

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FVU2		FVUS2		FEIP		FHIP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$7,399	10,403	18,290	27,948	70,884	107,568	55,493	65,643
Realized gain (loss) on investments	33,697	10,487	(2,100)	1,818	(139,821)	(235,219)	(43)	(36,491)
Change in unrealized gain (loss) on investments	36,563	7,230	(48,284)	(12,852)	1,243,249	683,611	6,720	160,322
Reinvested capital gains	-	35,890	-	-	449,638	418,558	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,659	64,010	(32,094)	16,914	1,623,950	974,518	62,170	189,474

Equity transactions:
Purchase payments received from contract owners (note 4a)	(258)	(333)	303	1,778	13,243	12,296	282	201
Transfers between subaccounts (including fixed account), net	5,011	1,508	7,704	(5,941)	38,650	(59,897)	(23,764)	(21,152)
Redemptions (note 4a)	(142,860)	(172,986)	(214,487)	(184,102)	(978,599)	(962,459)	(242,808)	(266,260)
Net policy repayments (loans) (note 3)	(983)	-	(21)	(15)	(6,670)	(218)	(40)	(23)
Administrative charges (note 4c)	(68)	(72)	(68)	(114)	(667)	(683)	(161)	(155)
Adjustments to maintain reserves	626	(240)	(371)	562	1,142	(952)	(385)	505

Net equity transactions	(138,532)	(172,123)	(206,940)	(187,832)	(932,901)	(1,011,913)	(266,876)	(286,884)

Net change in contract owners’ equity	(60,873)	(108,113)	(239,034)	(170,918)	691,049	(37,395)	(204,706)	(97,410)
Contract owners’ equity beginning of period	469,103	577,216	1,010,596	1,181,514	6,546,689	6,584,084	1,514,395	1,611,805

Contract owners’ equity end of period	$408,230	469,103	771,562	1,010,596	7,237,738	6,546,689	1,309,689	1,514,395

CHANGES IN UNITS:
Beginning units	458	631	1,026	1,218	4,108	4,779	1,353	1,622
Units purchased	8	2	19	11	57	26	20	15
Units redeemed	(134)	(175)	(234)	(203)	(571)	(697)	(253)	(284)

Ending units	332	458	811	1,026	3,594	4,108	1,120	1,353

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FAMP		FGP		FG2		FIGBP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,420	2,338	(98,761)	(71,678)	(11,768)	(10,499)	2,160	3,582
Realized gain (loss) on investments	24,276	(2,003)	607,845	426,592	110,956	65,454	5,358	7,897
Change in unrealized gain (loss) on investments	315,621	270,168	2,093,493	710,943	148,199	66,321	(23,466)	(3,752)
Reinvested capital gains	6,327	19,663	5,950	-	516	-	3,697	11,164

Net increase (decrease) in contract owners’ equity resulting from operations	349,644	290,166	2,608,527	1,065,857	247,903	121,276	(12,251)	18,891

Equity transactions:
Purchase payments received from contract owners (note 4a)	(393)	1,048	25,170	25,529	(1,544)	(1,603)	303	278
Transfers between subaccounts (including fixed account), net	34,547	610	(35,087)	(49,675)	(10,417)	143	12,090	(20,016)
Redemptions (note 4a)	(369,932)	(404,110)	(988,771)	(1,242,293)	(316,819)	(235,445)	(89,987)	(55,299)
Net policy repayments (loans) (note 3)	(991)	(19)	(6,324)	(986)	-	-	(4)	(2)
Administrative charges (note 4c)	(185)	(313)	(920)	(1,164)	(77)	(56)	(39)	(64)
Adjustments to maintain reserves	(426)	(240)	(60)	(870)	498	(126)	397	(255)

Net equity transactions	(337,380)	(403,024)	(1,005,992)	(1,269,459)	(328,359)	(237,087)	(77,240)	(75,358)

Net change in contract owners’ equity	12,264	(112,858)	1,602,535	(203,602)	(80,456)	(115,811)	(89,491)	(56,467)
Contract owners’ equity beginning of period	2,685,933	2,798,791	8,093,371	8,296,973	886,503	1,002,314	392,721	449,188

Contract owners’ equity end of period	$2,698,197	2,685,933	9,695,906	8,093,371	806,047	886,503	303,230	392,721

CHANGES IN UNITS:
Beginning units	2,183	2,523	5,886	6,824	2,298	2,931	355	424
Units purchased	29	6	32	65	4	60	12	4
Units redeemed	(290)	(346)	(673)	(1,003)	(744)	(693)	(84)	(73)

Ending units	1,922	2,183	5,245	5,886	1,558	2,298	283	355

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FOP		FO2		AMTB		AMTP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(77)	494	(1,145)	826	708	2,878	(240)	(977)
Realized gain (loss) on investments	(13,875)	(54,955)	(4,515)	(20,215)	(7,139)	(4,945)	6,478	3,905
Change in unrealized gain (loss) on investments	67,978	97,501	83,265	76,399	5,148	7,714	21,398	10,865
Reinvested capital gains	807	701	1,126	1,099	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,833	43,741	78,731	58,109	(1,283)	5,647	27,636	13,793

Equity transactions:
Purchase payments received from contract owners (note 4a)	(39)	124	(513)	(531)	106	57	249	22
Transfers between subaccounts (including fixed account), net	(3,679)	(4,516)	255	(3,216)	8,843	3,669	(590)	(269)
Redemptions (note 4a)	(31,425)	(90,940)	(89,487)	(53,139)	(46,203)	(20,707)	(12,944)	(11,242)
Net policy repayments (loans) (note 3)	(18)	(8)	-	-	(16)	(7)	-	(1)
Administrative charges (note 4c)	(30)	(62)	(13)	(23)	(17)	(8)	(11)	(31)
Adjustments to maintain reserves	683	17	(110)	155	(183)	74	321	(191)

Net equity transactions	(34,508)	(95,385)	(89,868)	(56,754)	(37,470)	(16,922)	(12,975)	(11,712)

Net change in contract owners’ equity	20,325	(51,644)	(11,137)	1,355	(38,753)	(11,275)	14,661	2,081
Contract owners’ equity beginning of period	216,113	267,757	333,237	331,882	172,832	184,107	99,904	97,823

Contract owners’ equity end of period	$236,438	216,113	322,100	333,237	134,079	172,832	114,565	99,904

CHANGES IN UNITS:
Beginning units	261	385	741	876	243	267	159	179
Units purchased	1	4	15	3	13	7	1	-
Units redeemed	(40)	(128)	(198)	(138)	(66)	(31)	(19)	(20)

Ending units	222	261	558	741	190	243	141	159

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVHYA		PMVTRA		VWBF		VWEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$24,749	33,591	5,408	10,670	9,569	2,004	4,769	(29,156)
Realized gain (loss) on investments	36,541	(19,351)	5,691	31,880	2,666	1,767	183,292	(141,238)
Change in unrealized gain (loss) on investments	(34,943)	76,200	(40,110)	14,638	(89,400)	16,076	7,968	615,509
Reinvested capital gains	-	-	5,822	14,338	150	7,716	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,347	90,440	(23,189)	71,526	(77,015)	27,563	196,029	445,115

Equity transactions:
Purchase payments received from contract owners (note 4a)	(868)	(860)	2,295	(246)	2,431	685	16,731	4,472
Transfers between subaccounts (including fixed account), net	8,143	(391)	6,554	33,862	(246,423)	502,153	43,011	354,536
Redemptions (note 4a)	(293,851)	(144,108)	(77,793)	(255,610)	(49,106)	(187,734)	(454,659)	(368,445)
Net policy repayments (loans) (note 3)	-	-	(15)	(168)	(10)	(10)	(135)	(96)
Administrative charges (note 4c)	(311)	(25)	(14)	(57)	(33)	(87)	(224)	(245)
Adjustments to maintain reserves	388	(284)	(563)	600	(389)	418	(510)	(55)

Net equity transactions	(286,499)	(145,668)	(69,536)	(221,619)	(293,530)	315,425	(395,786)	(9,833)

Net change in contract owners’ equity	(260,152)	(55,228)	(92,725)	(150,093)	(370,545)	342,988	(199,757)	435,282
Contract owners’ equity beginning of period	775,152	830,380	760,819	910,912	897,818	554,830	2,099,228	1,663,946

Contract owners’ equity end of period	$515,000	775,152	668,094	760,819	527,273	897,818	1,899,471	2,099,228

CHANGES IN UNITS:
Beginning units	805	972	742	960	880	566	1,714	1,739
Units purchased	8	37	10	38	16	502	58	558
Units redeemed	(300)	(204)	(78)	(256)	(319)	(188)	(368)	(583)

Ending units	513	805	674	742	577	880	1,404	1,714

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHA		SVDF		SVOF		VWHAR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(8,543)	(10,582)	(13,249)	(13,583)	(9,002)	(9,169)	-	(3,293)
Realized gain (loss) on investments	32,318	(24,770)	89,961	103,172	28,685	30,242	-	37,010
Change in unrealized gain (loss) on investments	54,680	(74,835)	226,722	47,636	168,751	69,392	-	(44,323)
Reinvested capital gains	26,817	104,583	27,021	-	-	239	-	49,623

Net increase (decrease) in contract owners’ equity resulting from operations	105,272	(5,604)	330,455	137,225	188,434	90,704	-	39,017

Equity transactions:
Purchase payments received from contract owners (note 4a)	7,992	6,078	(799)	374	631	(1,022)	-	1,462
Transfers between subaccounts (including fixed account), net	(93,934)	391,993	13,723	131,745	(7,753)	(70,443)	-	(698,911)
Redemptions (note 4a)	(190,942)	(157,066)	(213,875)	(263,922)	(64,436)	(91,621)	-	(95,986)
Net policy repayments (loans) (note 3)	-	-	-	-	(98)	(57)	-	-
Administrative charges (note 4c)	(219)	(77)	(54)	(77)	(27)	(51)	-	(34)
Adjustments to maintain reserves	1,500	(783)	475	(68)	(247)	27	-	(257)

Net equity transactions	(275,603)	240,145	(200,530)	(131,948)	(71,930)	(163,167)	-	(793,726)

Net change in contract owners’ equity	(170,331)	234,541	129,925	5,277	116,504	(72,463)	-	(754,709)
Contract owners’ equity beginning of period	1,407,360	1,172,819	908,232	902,955	676,409	748,872	-	754,709

Contract owners’ equity end of period	$1,237,029	1,407,360	1,038,157	908,232	792,913	676,409	-	-

CHANGES IN UNITS:
Beginning units	904	768	1,939	2,238	919	1,159	-	530
Units purchased	27	451	44	373	2	30	-	23
Units redeemed	(202)	(315)	(420)	(672)	(85)	(270)	-	(553)

Ending units	729	904	1,563	1,939	836	919	-	-

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWBFR		VWEMR
	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	5,581	-	(2,807)
Realized gain (loss) on investments	-	9,327	-	190,238
Change in unrealized gain (loss) on investments	-	(12,815)	-	(86,482)
Reinvested capital gains	-	4,472	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	6,565	-	100,949

Equity transactions:
Purchase payments received from contract owners (note 4a)	-	1,552	-	4,424
Transfers between subaccounts (including fixed account), net	-	(326,455)	-	(624,154)
Redemptions (note 4a)	-	(55,435)	-	(11,952)
Net policy repayments (loans) (note 3)	-	-	-	(6)
Administrative charges (note 4c)	-	(10)	-	(6)
Adjustments to maintain reserves	-	(327)	-	(315)

Net equity transactions	-	(380,675)	-	(632,009)

Net change in contract owners’ equity	-	(374,110)	-	(531,060)
Contract owners’ equity beginning of period	-	374,110	-	531,060

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	516	-	518
Units purchased	-	7	-	4
Units redeemed	-	(523)	-	(522)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Organization

The Nationwide Provident VA Separate Account A (the Account) was established by Nationwide Life and Annuity Company of America or NLACA under the provisions of Pennsylvania law and commenced operations on April 14, 1992. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC or the Company) with NLAIC as the surviving entity. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

DREYFUS CORPORATION

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Service Class (MEGSS)

Investors Trust Series - Service Class (MVITSC)

New Discovery Series - Service Class (MNDSC)

Research Series - Service Class (MVRSC)

NATIONWIDE FUNDS GROUP

NVIT Emerging Markets Fund - Class III (GEM3)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class IV (GBF4)

American Century NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Money Market Fund - Class IV (SAM4)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Variable Series I - DWS Bond VIP - Class A (SVSB1)

Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)

Variable Series I - DWS International VIP - Class A (SVSI1)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Volatility Fund II (FVU2)

Fund for US Government Securities II (FVUS2)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2 (FC2)*

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

High Yield Portfolio - Administrative Class (PMVHYA)

Total Return Portfolio - Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*At December 31, 2013, contract owners were not invested in the fund.

The contractowner’s equity is affected by the investment results of each fund, equity transactions by contractowners and certain contract expenses (see note 4).

Net premiums from the Contracts are allocated to the subaccounts in accordance with contractowner instructions and are recorded as contractowners’ net premiums in the Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay contract values under the Contracts. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Account in the financial statements.

(a) Investment Valuation

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(b) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(c) Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

(d) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(e) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Contract Loans

Contract provisions allow contractowners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(4) Expenses and Related Party Transactions

(a) Deductions from Premiums

Deductions for premium taxes are made from the premiums by the Company (0 – 5% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 – 7 contract years (surrender charges ranges from 0 – 8% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 – 9 contract years following a premium payment (surrender charges ranges from 0 – 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $399,868 and $426,390 , respectively, and total transfers from the Account to the fixed account were $36,365 and $4,838, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(b) Mortality and Expense Charges

In addition, to compensate for costs associated with administration of the contracts, the Company deducts a daily asset-based administration charge from the assets of the Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the Statements of Operations.

The Account is charged a daily mortality and expense risk charge at an annual rate of 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

(c) Administrative Charges

An annual administrative fee of $0 – $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. Optional annual deductions for an additional death benefit riders may be made (0.25 – 0.4% of the contract account value). During any given contract year, the first four transfers by VIP contractowners and the first twelve transfers by other variable annuity contractowners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractowner will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are included in net investment income in the Statements of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$88,677,307	$0	$0	$88,677,307

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

		Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)		$85,880	$101,493
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)		27,995	208,076
Growth Series - Service Class (MEGSS)		1,203	20,591
Investors Trust Series - Service Class (MVITSC)		10,053	41,687
New Discovery Series - Service Class (MNDSC)		1,440	40,862
Research Series - Service Class (MVRSC)		4,780	28,755
NVIT Emerging Markets Fund - Class III (GEM3)		867	46,529
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)		86	155
NVIT Nationwide Fund - Class IV (TRF4)		37,944	313,372
NVIT Government Bond Fund - Class IV (GBF4)		129,260	911,616
American Century NVIT Growth Fund - Class IV (CAF4)		16,388	291,143
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		190,081	289,491
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)		31,456	42,292
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)		55,234	438,939
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		311,761	565,956
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)		22,439	3,838
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)		106,379	765,639
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)		16,788	547,862
NVIT S&P 500 Index Fund - Class IV (GVEX4)		535,055	1,586,194
NVIT Large Cap Growth Fund - Class I (NVOLG1)		109,577	1,279,048
NVIT Large Cap Growth Fund - Class II (NVOLG2)		5,387	364,228
Invesco NVIT Comstock Value Fund - Class IV (EIF4)		106,267	619,333
NVIT Money Market Fund - Class IV (SAM4)		447,768	1,946,834
Growth and Income Portfolio - Initial Shares (DGI)		13,128	228,320
Variable Series I - DWS Bond VIP - Class A (SVSB1)		59,782	230,201
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)		18,637	232,199
Variable Series I - DWS International VIP - Class A (SVSI1)		41,543	118,452
Managed Volatility Fund II (FVU2)		22,724	154,518
Fund for US Government Securities II (FVUS2)		48,467	236,814
Equity-Income Portfolio - Initial Class (FEIP)		719,620	1,133,748
High Income Portfolio - Initial Class (FHIP)		95,863	306,967
VIP Asset Manager Portfolio - Initial Class (FAMP)		93,041	420,464
VIP Growth Portfolio - Initial Class (FGP)		69,078	1,168,567
VIP Growth Portfolio - Service Class 2 (FG2)		2,429	342,613
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)		22,661	94,473
VIP Overseas Portfolio - Initial Class (FOP)		4,063	38,547
VIP Overseas Portfolio - Service Class 2 (FO2)		12,130	101,936
Short Duration Bond Portfolio - I Class Shares (AMTB)		11,283	47,874
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)		1,363	14,910
High Yield Portfolio - Administrative Class (PMVHYA)		41,441	303,675
Total Return Portfolio - Administrative Class (PMVTRA)		32,442	90,312
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)		32,937	316,402
VIP Trust Emerging Markets Fund - Initial Class (VWEM)		98,008	488,775
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)		138,582	397,509
Advantage VT Discovery Fund (SVDF)		52,540	239,861
Advantage VT Opportunity Fund - Class 2 (SVOF)		4,393	85,150

	Total	$3,890,243	$17,246,220

(6) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2013	1.40%	482	$1,058.61	$510,251	0.00%	32.40%
2012	1.40%	563	799.59	450,166	0.00%	10.93%
2011	1.40%	744	720.79	536,267	0.00%	-4.53%
2010	1.40%	921	754.96	695,319	0.00%	23.55%
2009	1.40%	1,015	611.04	620,205	0.00%	43.48%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	1.40%	887	1,509.62	1,339,032	1.29%	32.48%
2012	1.40%	1,022	1,139.53	1,164,602	0.86%	10.41%
2011	1.40%	1,273	1,032.05	1,313,799	0.95%	-0.50%
2010	1.40%	1,591	1,037.22	1,650,220	-0.88%	13.22%
2009	1.40%	1,786	916.11	1,636,166	1.01%	31.90%
Growth Series - Service Class (MEGSS)
2013	1.40%	283	476.11	134,738	0.13%	34.60%
2012	1.40%	323	353.73	114,253	0.00%	15.44%
2011	1.40%	325	306.41	99,582	0.02%	-1.94%
2010	1.40%	627	312.46	195,911	0.00%	13.43%
2009	1.40%	1,185	275.47	326,434	0.03%	35.42%
Investors Trust Series - Service Class (MVITSC)
2013	1.40%	323	697.90	225,422	0.99%	29.91%
2012	1.40%	370	537.23	198,775	0.75%	17.18%
2011	1.40%	463	458.48	212,275	0.77%	-3.77%
2010	1.40%	560	476.45	266,811	-0.99%	9.34%
2009	1.40%	811	435.75	353,396	1.33%	24.80%
New Discovery Series - Service Class (MNDSC)
2013	1.40%	179	878.32	157,220	0.00%	39.26%
2012	1.40%	225	630.73	141,914	0.00%	19.21%
2011	1.40%	365	529.07	193,112	0.00%	-11.74%
2010	1.40%	420	599.42	251,758	0.00%	34.05%
2009	1.40%	722	447.16	322,848	0.00%	60.66%
Research Series - Service Class (MVRSC)
2013	1.40%	259	621.28	160,911	0.31%	30.17%
2012	1.40%	296	477.30	141,280	0.59%	15.27%
2011	1.40%	309	414.05	127,942	0.59%	-2.07%
2010	1.40%	393	422.80	166,160	-0.81%	14.04%
2009	1.40%	681	370.75	252,484	1.21%	28.39%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	1.40%	209	357.29	74,674	1.03%	-0.65%
2012	1.40%	334	359.63	120,115	0.51%	15.60%
2011	1.40%	366	311.09	113,859	0.71%	-23.47%
2010	1.40%	372	406.49	151,215	-0.09%	14.60%
2009	1.40%	311	354.71	110,313	1.34%	61.21%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	1.40%	17	694.85	11,813	0.83%	36.84%
2012	1.40%	17	507.79	8,632	0.78%	9.95%
2011	1.40%	29	461.86	13,394	0.70%	-4.52%
2010	1.40%	14	483.74	6,772	-0.55%	21.86%
NVIT Nationwide Fund - Class IV (TRF4)
2013	1.20% to 1.40%	6,828	173.25 to 1,517.62	2,802,931	1.32%	29.44% to 29.18%
2012	1.20% to 1.40%	7,249	133.84 to 1,174.78	2,407,632	1.36%	12.85% to 12.63%
2011	1.20% to 1.40%	8,168	118.60 to 1,043.05	2,477,307	1.13%	-0.56% to -0.76%
2010	1.20% to 1.40%	8,761	119.27 to 1,051.06	2,947,651	-1.00%	12.13% to 11.90%
2009	1.20% to 1.40%	10,071	106.37 to 939.27	3,360,911	1.34%	24.44% to 24.19%
NVIT Government Bond Fund - Class IV (GBF4)
2013	1.20% to 1.40%	2,462	116.06 to 960.86	1,789,494	1.73%	-5.28% to -5.47%
2012	1.20% to 1.40%	3,275	122.53 to 1,016.44	2,718,174	2.12%	1.83% to 1.63%
2011	1.20% to 1.40%	3,716	120.33 to 1,000.17	3,115,713	2.81%	6.07% to 5.86%
2010	1.20% to 1.40%	4,761	113.44 to 944.81	3,885,530	-2.86%	3.53% to 3.33%
2009	1.20% to 1.40%	5,915	109.57 to 914.40	4,706,886	3.20%	1.46% to 1.26%
American Century NVIT Growth Fund - Class IV (CAF4)
2013	1.40%	2,283	746.76	1,704,862	0.66%	27.94%
2012	1.40%	2,693	583.69	1,571,874	0.55%	12.43%
2011	1.40%	2,953	519.14	1,533,026	0.57%	-2.07%
2010	1.40%	3,453	530.11	1,830,467	-0.63%	17.59%
2009	1.40%	4,051	450.81	1,826,248	0.57%	31.76%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	1.20% to 1.40%	8,908	81.52 to 807.59	2,096,984	1.64%	15.24% to 15.01%
2012	1.20% to 1.40%	9,053	70.74 to 702.21	1,914,088	1.65%	9.49% to 9.27%
2011	1.20% to 1.40%	9,278	64.61 to 642.65	1,888,487	2.09%	-1.23% to -1.43%
2010	1.20% to 1.40%	11,340	65.42 to 651.95	3,140,759	-2.07%	9.59% to 9.37%
2009	1.20% to 1.40%	12,643	59.69 to 596.09	3,543,397	0.98%	19.38% to 19.22%	****

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	1.40%	801	$634.26	$508,043	2.35%	19.73%
2012	1.40%	824	529.72	436,492	0.35%	15.60%
2011	1.40%	1,091	458.23	499,930	1.74%	-17.28%
2010	1.40%	1,240	553.94	686,891	-2.19%	4.64%
2009	1.40%	1,492	529.39	789,851	2.11%	28.03%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2013	1.20% to 1.40%	1,779	158.46 to 1,263.38	1,860,985	2.14%	20.01% to 19.77%
2012	1.20% to 1.40%	2,144	132.05 to 1,054.87	1,932,202	0.36%	15.76% to 15.52%
2011	1.20% to 1.40%	2,490	114.07 to 913.13	1,984,426	1.74%	-17.16% to -17.32%
2010	1.20% to 1.40%	2,919	137.70 to 1,104.43	2,866,134	-2.05%	4.93% to 4.72%
2009	1.20% to 1.40%	3,741	131.23 to 1,054.67	3,542,900	2.09%	28.34% to 28.08%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	1.20% to 1.40%	4,894	113.79 to 1,127.33	3,958,341	0.00%	37.29% to 37.01%
2012	1.20% to 1.40%	5,866	82.89 to 822.78	3,285,249	0.00%	13.53% to 13.30%
2011	1.20% to 1.40%	6,503	73.01 to 726.18	3,353,311	0.00%	-5.37% to -5.56%
2010	1.20% to 1.40%	7,197	77.15 to 768.92	4,004,505	0.00%	25.31% to 25.06%
2009	1.20% to 1.40%	8,809	61.57 to 614.86	4,094,473	0.00%	23.14% to 22.97%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	1.40%	89	751.16	66,853	1.32%	33.79%
2012	1.40%	64	561.44	35,932	1.19%	14.72%
2011	1.40%	59	489.38	28,873	0.72%	-3.68%
2010	1.40%	88	508.06	44,709	-1.11%	17.97%
2009	1.40%	213	430.67	91,732	0.66%	28.66%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2013	1.40%	1,935	1,216.62	2,354,152	0.76%	38.45%
2012	1.40%	2,541	878.72	2,232,840	0.82%	18.90%
2011	1.40%	3,030	739.06	2,239,366	0.44%	-6.48%
2010	1.40%	3,486	790.29	2,754,943	-0.60%	24.85%
2009	1.40%	4,627	633.00	2,928,910	0.60%	24.65%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2013	1.40%	1,714	1,135.15	1,945,640	0.14%	38.99%
2012	1.40%	2,250	816.70	1,837,574	0.14%	13.90%
2011	1.40%	2,929	717.03	2,100,181	0.52%	-6.87%
2010	1.40%	3,333	769.94	2,566,217	-0.28%	23.60%
2009	1.40%	4,159	622.94	2,590,824	0.28%	32.74%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2013	1.40%	5,520	2,119.21	11,698,019	1.85%	30.24%
2012	1.40%	6,116	1,627.16	9,951,689	1.85%	14.12%
2011	1.40%	7,321	1,425.84	10,438,546	1.67%	0.34%
2010	1.40%	8,668	1,420.99	12,317,113	-1.73%	13.13%
2009	1.40%	10,690	1,256.01	13,426,783	2.23%	24.47%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	1.40%	9,673	1,055.68	10,211,608	0.77%	34.80%
2012	1.40%	10,920	783.13	8,551,738	0.70%	17.03%
2011	1.40%	12,275	669.16	8,213,908	0.67%	-3.59%
2010	1.40%	14,341	694.08	9,953,741	-0.03%	7.29%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2013	1.40%	1,072	1,042.83	1,117,912	0.49%	34.39%
2012	1.40%	1,469	775.96	1,139,889	0.42%	16.77%
2011	1.40%	1,867	664.51	1,240,644	0.40%	-3.85%
2010	1.40%	2,637	691.10	1,822,443	-0.01%	7.01%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2013	1.40%	1,714	937.77	1,607,333	0.00%	33.76%
2012	1.40%	2,320	701.11	1,626,570	1.20%	16.82%
2011	1.40%	2,825	600.19	1,695,525	1.29%	-3.67%
2010	1.40%	3,463	623.08	2,157,719	-1.50%	14.04%
2009	1.40%	4,349	546.38	2,376,218	1.14%	26.90%
NVIT Money Market Fund - Class IV (SAM4)
2013	1.20% to 1.40%	10,713	70.88 to 665.29	7,124,893	0.00%	-1.20% to -1.40%
2012	1.20% to 1.40%	12,783	71.74 to 674.74	8,622,762	0.00%	-1.20% to -1.40%
2011	1.20% to 1.40%	13,619	72.61 to 684.34	9,317,641	0.00%	-1.20% to -1.40%
2010	1.20% to 1.40%	17,807	73.49 to 694.03	12,356,180	0.00%	-1.20% to -1.40%
2009	1.20% to 1.40%	15,814	74.38 to 703.89	11,128,756	0.10%	-1.11% to -1.31%
Growth and Income Portfolio - Initial Shares (DGI)
2013	1.40%	945	1,559.98	1,474,185	0.90%	34.88%
2012	1.40%	1,104	1,156.55	1,276,833	1.43%	16.43%
2011	1.40%	1,233	993.36	1,224,814	1.23%	-4.14%
2010	1.40%	1,451	1,036.29	1,503,660	-1.20%	16.96%
2009	1.40%	1,651	886.03	1,462,832	1.33%	27.00%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series I - DWS Bond VIP - Class A (SVSB1)
2013	1.40%	1,151	$845.85	$973,575	3.78%	-4.38%
2012	1.40%	1,376	884.58	1,217,175	4.51%	6.27%
2011	1.40%	1,493	832.38	1,242,743	4.68%	4.22%
2010	1.40%	1,968	798.68	1,571,807	-4.29%	5.31%
2009	1.40%	2,262	758.44	1,715,582	8.42%	8.54%
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
2013	1.40%	898	1,415.97	1,271,542	1.46%	35.42%
2012	1.40%	1,078	1,045.63	1,127,186	1.32%	14.20%
2011	1.40%	1,217	915.61	1,114,293	1.33%	-1.53%
2010	1.40%	1,507	929.83	1,401,258	-1.69%	12.81%
2009	1.40%	1,701	824.27	1,402,085	2.15%	32.28%
Variable Series I - DWS International VIP - Class A (SVSI1)
2013	1.40%	898	876.89	787,446	5.44%	18.56%
2012	1.40%	1,034	739.64	764,783	2.18%	18.97%
2011	1.40%	1,177	621.73	731,770	1.88%	-17.83%
2010	1.40%	1,453	756.63	1,099,378	-2.26%	0.21%
2009	1.40%	1,829	755.03	1,380,949	4.68%	31.66%
Managed Volatility Fund II (FVU2)
2013	1.40%	332	1,229.61	408,230	3.14%	20.05%
2012	1.40%	458	1,024.24	469,103	3.33%	11.97%
2011	1.40%	631	914.76	577,216	4.06%	3.32%
2010	1.40%	757	885.37	670,223	-5.85%	10.53%
2009	1.40%	848	801.04	679,284	7.04%	26.49%
Fund for US Government Securities II (FVUS2)
2013	1.40%	811	951.37	771,562	3.49%	-3.41%
2012	1.40%	1,026	984.99	1,010,596	3.98%	1.54%
2011	1.40%	1,218	970.04	1,181,514	4.60%	4.31%
2010	1.40%	1,801	929.95	1,674,849	-4.59%	3.71%
2009	1.40%	2,051	896.73	1,839,191	5.08%	3.75%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2009	1.40%	3,298	560.15	1,847,373	1.07%	33.58%
Equity-Income Portfolio - Initial Class (FEIP)
2013	1.40%	3,594	2,013.84	7,237,738	2.43%	26.37%
2012	1.40%	4,108	1,593.64	6,546,689	3.02%	15.67%
2011	1.40%	4,779	1,377.71	6,584,084	2.29%	-0.43%
2010	1.40%	5,968	1,383.65	8,257,651	-1.78%	13.55%
2009	1.40%	7,073	1,218.55	8,618,774	2.22%	28.40%
High Income Portfolio - Initial Class (FHIP)
2013	1.40%	1,120	1,169.37	1,309,689	5.39%	4.47%
2012	1.40%	1,353	1,119.29	1,514,395	5.56%	12.64%
2011	1.40%	1,622	993.71	1,611,805	6.38%	2.59%
2010	1.40%	1,999	968.64	1,936,312	-7.61%	12.24%
2009	1.40%	2,258	863.00	1,948,643	8.09%	41.96%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2013	1.40%	1,922	1,403.85	2,698,197	1.54%	14.10%
2012	1.40%	2,183	1,230.39	2,685,933	1.48%	10.91%
2011	1.40%	2,523	1,109.31	2,798,791	1.76%	-3.91%
2010	1.40%	3,114	1,154.48	3,595,041	-1.58%	12.68%
2009	1.40%	3,729	1,024.59	3,820,694	2.30%	27.32%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2009	1.40%	6,661	1,586.71	10,569,070	1.36%	33.82%
VIP Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	1.40%	1,230	314.43	386,751	0.24%	43.44%
VIP Growth Portfolio - Initial Class (FGP)
2013	1.40%	5,245	1,848.60	9,695,906	0.28%	34.44%
2012	1.40%	5,886	1,375.02	8,093,371	0.57%	13.09%
2011	1.40%	6,824	1,215.85	8,296,973	0.34%	-1.19%
2010	1.40%	8,178	1,230.47	10,062,754	-0.27%	22.45%
2009	1.40%	9,736	1,004.88	9,783,558	0.42%	26.50%
VIP Growth Portfolio - Service Class 2 (FG2)
2013	1.40%	1,558	517.36	806,047	0.04%	34.11%
2012	1.40%	2,298	385.77	886,503	0.33%	12.81%
2011	1.40%	2,931	341.97	1,002,314	0.12%	-1.42%
2010	1.40%	3,611	346.89	1,252,634	-0.03%	22.14%
2009	1.40%	5,020	284.01	1,425,732	0.18%	26.19%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2013	1.40%	283	$1,071.49	$303,230	2.00%	-3.14%
2012	1.40%	355	1,106.26	392,721	2.23%	4.42%
2011	1.40%	424	1,059.41	449,188	2.42%	5.85%
2010	1.40%	717	1,000.90	717,643	-3.47%	6.31%
2009	1.40%	786	941.52	740,036	9.31%	14.11%
VIP Overseas Portfolio - Initial Class (FOP)
2013	1.40%	222	1,065.04	236,438	1.37%	28.62%
2012	1.40%	261	828.02	216,113	1.59%	19.06%
2011	1.40%	385	695.47	267,757	1.33%	-18.31%
2010	1.40%	442	851.40	376,320	-1.38%	11.54%
2009	1.40%	505	763.29	385,463	1.90%	24.77%
VIP Overseas Portfolio - Service Class 2 (FO2)
2013	1.40%	558	577.24	322,100	1.05%	28.36%
2012	1.40%	741	449.71	333,237	1.64%	18.70%
2011	1.40%	876	378.86	331,882	0.96%	-18.49%
2010	1.40%	1,333	464.79	619,563	-0.99%	11.26%
2009	1.40%	2,222	417.74	928,225	1.82%	24.47%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	1.40%	190	705.68	134,079	1.86%	-0.78%
2012	1.40%	243	711.24	172,832	2.99%	3.15%
2011	1.40%	267	689.54	184,107	3.54%	-1.10%
2010	1.40%	364	697.22	253,789	-5.26%	3.82%
2009	1.40%	369	671.56	247,805	7.12%	11.75%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2013	1.40%	141	812.52	114,565	1.19%	29.31%
2012	1.40%	159	628.33	99,904	0.42%	14.97%
2011	1.40%	179	546.50	97,823	0.00%	-12.59%
2010	1.40%	263	625.20	164,427	-0.62%	14.06%
2009	1.40%	318	548.13	174,307	2.67%	53.90%
High Yield Portfolio - Administrative Class (PMVHYA)
2013	1.40%	513	1,003.90	515,000	5.41%	4.26%
2012	1.40%	805	962.92	775,152	5.73%	12.71%
2011	1.40%	972	854.30	830,380	6.96%	1.89%
2010	1.40%	1,207	838.42	1,011,969	-7.35%	12.90%
2009	1.40%	1,453	742.64	1,079,058	9.28%	38.24%
Total Return Portfolio - Administrative Class (PMVTRA)
2013	1.40%	674	991.24	668,094	2.19%	-3.33%
2012	1.40%	742	1,025.36	760,819	2.59%	8.06%
2011	1.40%	960	948.87	910,912	2.60%	2.16%
2010	1.40%	1,316	928.82	1,222,328	-2.42%	6.60%
2009	1.40%	2,359	871.32	2,055,434	5.29%	12.43%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2013	1.40%	577	913.82	527,273	2.91%	-10.43%
2012	1.40%	880	1,020.25	897,818	1.63%	4.08%
2011	1.40%	566	980.27	554,830	8.57%	6.64%
2010	1.40%	726	919.22	667,356	-4.05%	4.72%
2009	1.40%	1,181	877.79	1,036,671	4.00%	4.51%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	1.40%	1,404	1,352.90	1,899,471	1.65%	10.46%
2012	1.40%	1,714	1,224.75	2,099,228	0.00%	28.00%
2011	1.40%	1,739	956.84	1,663,946	1.06%	-26.77%
2010	1.40%	1,957	1,306.61	2,557,040	-0.68%	25.08%
2009	1.40%	2,623	1,044.63	2,740,074	0.20%	110.22%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	1.40%	729	1,696.88	1,237,029	0.74%	9.00%
2012	1.40%	904	1,556.81	1,407,360	0.69%	1.95%
2011	1.40%	768	1,527.11	1,172,819	1.22%	-17.61%
2010	1.40%	843	1,853.53	1,562,522	-0.40%	27.44%
2009	1.40%	975	1,454.43	1,418,066	0.29%	55.34%
Advantage VT Discovery Fund (SVDF)
2013	1.40%	1,563	664.21	1,038,157	0.01%	41.80%
2012	1.40%	1,939	468.40	908,232	0.00%	16.09%
2011	1.40%	2,238	403.47	902,955	0.00%	-0.97%
2010	1.40%	2,745	407.42	1,118,368	0.00%	33.66%
2009	1.40%	3,501	304.82	1,067,165	0.00%	38.35%

(Continued)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	1.40%	836	$948.46	$792,913	0.20%	28.86%
2012	1.40%	919	736.03	676,409	0.09%	13.91%
2011	1.40%	1,159	646.14	748,872	0.14%	-6.83%
2010	1.40%	1,460	693.51	1,012,520	-0.78%	22.04%
2009	1.40%	2,083	568.28	1,183,721	0.00%	45.68%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	1.40%	516	725.02	374,110	8.68%	6.64%
2010	1.40%	682	679.87	463,672	-3.91%	4.72%
2009	1.40%	817	649.21	530,402	5.10%	4.51%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	1.40%	518	1,025.21	531,060	1.05%	-26.79%
2010	1.40%	534	1,400.32	747,773	-0.64%	25.10%
2009	1.40%	773	1,119.34	865,252	0.17%	110.43%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	1.40%	530	1,423.98	754,709	1.14%	-17.56%
2010	1.40%	519	1,727.24	896,437	-0.30%	27.46%
2009	1.40%	491	1,355.12	665,364	0.29%	55.43%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	1.40%	116	601.07	69,724	-10.68%	6.26%
2009	1.40%	22	565.67	12,445	13.19%	13.13%	****
NACM Small Cap Portfolio Class I (obsolete) (OCCSC)
2009	1.40%	2,165	1,057.63	2,289,769	0.05%	13.97%
OpCap Managed Portfolio Class I (obsolete) (OCCM)
2009	1.40%	3,264	1,226.07	4,001,890	2.38%	22.97%

2013	Contract owners equity:			$88,684,577
2012	Contract owners equity:			$84,936,834
2011	Contract owners equity:			$88,878,781
2010	Contract owners equity:			$113,206,186
2009	Attributable to Nationwide Life and Annuity Insurance Company:			348,959
2009	Contract owners equity:			$126,680,359

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.